Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Note 21.	Segment Reporting

An operating segment is generally defined as a component of a business for which discrete financial information is available and whose results are reviewed by the chief operating decision maker.  The Company has determined that it has one reportable segment, which is the traditional banking segment.  All other segments were considered quantitatively insignificant and grouped in the category “All Others.”  The traditional banking segment consists of the Company and the Bank.  The Bank operates as a federal savings bank providing deposit, loan and other related products to individuals and small businesses, primarily in the communities where the Bank's offices are located.  The remaining grouping under the heading “All Others” consists of the operations of the subsidiaries under the Bank, which includes real estate abstracting services, insurance and investment services, and ownership of low-income housing tax credit apartment complexes.

Transactions between affiliates, the resulting revenues of which are shown in the intersegment revenue category, are conducted at market prices, meaning prices that would be paid if the companies were not affiliates.

	Year Ended December 31, 2011
	Traditional
	Banking	All Others	Total

Interest income	$20,214,912	$-	$20,214,912

Interest expense	5,581,551	107,116	5,688,667
Net interest income (loss)	14,633,361	(107,116)	14,526,245

Provision for loan losses	2,135,000	-	2,135,000

Net interest income (loss) after
provision for loan losses	12,498,361	(107,116)	12,391,245

Noninterest income	5,827,515	1,748,428	7,575,943
Securities gains, net	135,754	-	135,754
Noninterest expense	14,804,879	1,873,700	16,678,579

Income (loss) before income taxes	3,656,751	(232,388)	3,424,363

Provision for income taxes	827,100	(41,100)	786,000

Net income (loss)	$2,829,651	$(191,288)	$2,638,363

Intersegment revenue (expense)	$487,518	$(487,518)	$-

Total assets	429,659,504	3,362,114	433,021,618

Total deposits	360,850,727	-	360,850,727

	Year Ended December 31, 2010

	Traditional
	Banking	All Others	Total

Interest income	$22,208,615	$-	$22,208,615

Interest expense	7,634,844	111,370	7,746,214
Net interest income (loss)	14,573,771	(111,370)	14,462,401

Provision for loan losses	4,091,000	-	4,091,000

Net interest income (loss) after
provision for loan losses	10,482,771	(111,370)	10,371,401

Noninterest income	6,255,171	1,683,194	7,938,365
Securities gain (losses), net	7,652	-	7,652
Noninterest expense	14,504,681	1,629,912	16,134,593

Income before income taxes	2,240,913	(58,088)	2,182,825

Provision for income taxes	468,800	8,700	477,500

Net income	$1,772,113	$(66,788)	$1,705,325

Intersegment revenue (expense)	$687,592	$(687,592)	$-

Total assets	448,725,812	3,537,854	452,263,666

Total deposits	349,832,904	-	349,832,904